EQUITY - SCHEDULE OF SHARES AVAILABLE FOR FUTURE REPURCHASES (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Disclosure of classes of share capital [abstract]
Shares repurchased (in shares) | shares	126,834
Average purchase price per share (in dollars per share) | $ / shares	$ 9.80
Aggregate purchase price | $	$ 1,242,773